                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Navellier Management, Inc.
                 -------------------------------
   Address:      One E. Liberty St.
                 -------------------------------
                 Reno, NV 89501
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-5972
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arjen Kuyper
         -------------------------------
Title:   Chief Operations Officer
         -------------------------------
Phone:   (775) 785-9421
         -------------------------------

Signature, Place, and Date of Signing:

            Arjen Kuyper                Reno, Nevada       May 14, 2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total: $
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Adobe Systems Inc         COM              00724F101     5215    132700 SH           SOLE                    132700
Adtran Inc                COM              00738A106     3338    111160 SH           SOLE                    111160
Aeropostale Inc           COM              007865108      597     16470 SH           SOLE                     16470
Aetna Inc                 COM              00817Y108     4962     55300 SH           SOLE                     55300
Akamai Technologies Inc   COM              00971T101      394     30000 SH           SOLE                     30000
Alcon, Inc.               COM              H01301102     2769     43750 SH           SOLE                     43750
Align Technology Inc      COM              016255101      238     12500 SH           SOLE                     12500
Allscripts Healthcare
  Soltns                  COM              01988P108      727     75000 SH           SOLE                     75000
Amazon.Com Inc            COM              023135106      963     22240 SH           SOLE                     22240
America Movil Sa De Cv
  -Adr                    COM              02364W105     2987     77290 SH           SOLE                     77290
American Pwr Cnvrsion     COM              029066107     2750    119600 SH           SOLE                    119600
Apache Corp               COM              037411105     1505     34870 SH           SOLE                     34870
Apollo Group Inc Com Unv
  Phoen                   COM              037604204      235      2700 SH           SOLE                      2700
Applied Materials Inc     COM              038222105     1815     85070 SH           SOLE                     85070
Ask Jeeves Inc Com        COM              045174109      322      9000 SH           SOLE                      9000
Ati Technologies Inc.     COM              001941103     3027    185000 SH           SOLE                    185000
Autodesk Inc              COM              052769106     2864     90870 SH           SOLE                     90870
Autoliv Inc               COM              052800109     2403     58600 SH           SOLE                     58600
Avaya Inc                 COM              053499109     1950    122800 SH           SOLE                    122800
Avid Technology Inc       COM              05367P100      231      5000 SH           SOLE                      5000
Avon Products             COM              054303102     1956     25780 SH           SOLE                     25780
Bbva Banco Frances Sa
  -Adr                    COM              07329M100      187     20600 SH           SOLE                     20600
Bei Technologies Inc      COM              05538P104      669     30000 SH           SOLE                     30000
Biomet Inc                COM              090613100     3867    100800 SH           SOLE                    100800
Boston Scientific Corp    COM              101137107     3135     73975 SH           SOLE                     73975
Briggs & Stratton         COM              109043109      645      9560 SH           SOLE                      9560
CCa Industries Inc        COM              124867102      146     18150 SH           SOLE                     18150
Cameco Corp               COM              13321L108     2508     50400 SH           SOLE                     50400
Canadian Natural
  Resources               COM              136385101     3466     62300 SH           SOLE                     62300
Canadian Superior Energy
  Inc                     COM              136644101       70     49000 SH           SOLE                     49000
Cardiotech International
  Inc.                    COM              14160C100      112     21800 SH           SOLE                     21800
Career Education Corp     COM              141665109     4162     73600 SH           SOLE                     73600
Carrier Access Corp       COM              144460102      827     67480 SH           SOLE                     67480
Centex Corp               COM              152312104     2735     50600 SH           SOLE                     50600
Century Aluminum Co       COM              156431108      847     30000 SH           SOLE                     30000
Chattem Inc               COM              162456107      513     20000 SH           SOLE                     20000
Chesapeake Energy Corp    COM              165167107     4020    300000 SH           SOLE                    300000
Chicos Fas Inc            COM              168615102     2408     51900 SH           SOLE                     51900
Cisco Systems Inc         COM              17275R102     3039    128940 SH           SOLE                    128940
Citrix Systems Inc        COM              177376100     5293    244800 SH           SOLE                    244800
Click Software
  Technologies Lt         COM              M25082104      123     31000 SH           SOLE                     31000
Coach Inc Com             COM              189754104     2037     49705 SH           SOLE                     49705

Cognizant Tech Solutions  COM              192446102     2009     44400 SH           SOLE                     44400
Computer Associates Intl
  Inc                     COM              204912109     1631     60715 SH           SOLE                     60715
Conexant Systems Inc      COM              207142100      187     30500 SH           SOLE                     30500
ConocoPhillips            COM              20825C104     1998     28625 SH           SOLE                     28625
Constellation Brands
  -Cl A                   COM              21036P108     2568     80000 SH           SOLE                     80000
Corning Inc               COM              219350105     1566    140030 SH           SOLE                    140030
Coventry Health Care      COM              222862104     2053     48500 SH           SOLE                     48500
Davita Inc                COM              23918K108     2411     50500 SH           SOLE                     50500
Del Monte Foods           COM              24522P103     2992    266000 SH           SOLE                    266000
Dell Computer Corp        COM              24702R101     2291     68150 SH           SOLE                     68150
Dionex Corp               COM              254546104     1006     19070 SH           SOLE                     19070
Ditech Communications
  Corp                    COM              25500M103      188     11300 SH           SOLE                     11300
Dyax Corp                 COM              26746E103      772     75000 SH           SOLE                     75000
Eagle Materials Inc
  Class B                 COM              26969P207      220      3770 SH           SOLE                      3770
Ebay Inc                  COM              278642103     3367     48595 SH           SOLE                     48595
Electronic Arts Inc       COM              285512109     3945     73400 SH           SOLE                     73400
Entergy Corp              COM              29364G103     2893     48620 SH           SOLE                     48620
Enterra Energy Corp Com   COM              29381P102      298     19300 SH           SOLE                     19300
Epicor Software           COM              29426L108      132     10000 SH           SOLE                     10000
Eresearchtechnology Com   COM              29481V108     1766     62962 SH           SOLE                     62962
Faro tech.                COM              311642102      751     32655 SH           SOLE                     32655
Findwhat Com Com          COM              317794105      216     10000 SH           SOLE                     10000
Finish Line Inc  -Cl A    COM              317923100      862     23420 SH           SOLE                     23420
Foot Locker Inc           COM              344849104     2580    100000 SH           SOLE                    100000
Fremont General Corp      COM              357288109     3672    120000 SH           SOLE                    120000
Gap Inc                   COM              364760108     1644     75015 SH           SOLE                     75015
Garmin Ltd Ord            COM              G37260109     3588     84000 SH           SOLE                     84000
General Growth Pptys Inc  COM              370021107      762     21665 SH           SOLE                     21665
Gevity Hr Inc             COM              374393106     1190     40760 SH           SOLE                     40760
Gold Banc Corp Inc        COM              379907108      978     60000 SH           SOLE                     60000
Great Plains Energy Com   COM              391164100     2916     86300 SH           SOLE                     86300
Gtech Holdings Corp       COM              400518106     2898     49000 SH           SOLE                     49000
Guidant Corp              COM              401698105     2545     40165 SH           SOLE                     40165
Harris Interactive Inc.   COM              414549105      100     12000 SH           SOLE                     12000
Hearx Ltd/De              COM              422360305       60     32000 SH           SOLE                     32000
Hewlett-Packard Co        COM              428236103     1653     72390 SH           SOLE                     72390
Hi Tech Pharmacal Co Inc  COM              42840B101      200     10250 SH           SOLE                     10250
Hibbett Sporting Goods
  Inc                     COM              428565105      953     25000 SH           SOLE                     25000
Hillenbrand Industries    COM              431573104     2790     41100 SH           SOLE                     41100
Hovnanian Entrprs Inc
 -Cl A                    COM              442487203     3193     74000 SH           SOLE                     74000
Hudson City Bancorp       COM              443683107     3810    101150 SH           SOLE                    101150
Impac Mortgage Hldgs Inc  COM              45254P102     1170     43000 SH           SOLE                     43000
Imperial Oil Ltd          COM              453038408     2511     55995 SH           SOLE                     55995
Intervoice-Brite Inc      COM              461142101     1174     70000 SH           SOLE                     70000
Intl Business Machines
  Corp                    COM              459200101     1941     21130 SH           SOLE                     21130
Intl Game Technology      COM              459902102     7566    168275 SH           SOLE                    168275
Invitrogen Corp           COM              46185R100     2653     37000 SH           SOLE                     37000
J.M. Smucker Company      COM              832696405     3167     60000 SH           SOLE                     60000

Juniper Networks Inc      COM              48203R104     4678    179800 SH           SOLE                    179800
Jupitermedia Corporation  COM              48207D101      574     50000 SH           SOLE                     50000
Kcs Energy Inc            COM              482434206     1049     98000 SH           SOLE                     98000
Keryx Biopharmaceuticals
  Inc.                    COM              492515101      764     50000 SH           SOLE                     50000
Kfx Inc                   COM              48245L107      187     18000 SH           SOLE                     18000
Landacorp Inc             COM              514756105       88     28600 SH           SOLE                     28600
Lions Gate Entertainment
  Corp                    COM              535919203      937    150000 SH           SOLE                    150000
Liveperson Inc.           COM              538146101      125     23600 SH           SOLE                     23600
Macerich Co Com           COM              554382101      837     15525 SH           SOLE                     15525
Manning Greg Auctions Inc COM              563823103      882     62000 SH           SOLE                     62000
Marvel Enterprises Inc
  Com                     COM              57383M108     3990    207900 SH           SOLE                    207900
Marvell Technology Group
  Ltd                     COM              G5876H105     3574     79500 SH           SOLE                     79500
Meridian Bioscience Inc.  COM              589584101      131     12850 SH           SOLE                     12850
Millennium Pharmactcls
  Inc                     COM              599902103     2520    149100 SH           SOLE                    149100
Mills Corp                COM              601148109      818     15355 SH           SOLE                     15355
Mobile Telesystems        COM              607409109     2737     20810 SH           SOLE                     20810
Mylan Laboratories        COM              628530107     3444    151500 SH           SOLE                    151500
Navigant Consulting Inc   COM              63935N107      283     14000 SH           SOLE                     14000
Netflix Inc               COM              64110L106      246      7200 SH           SOLE                      7200
Network Engines Inc.      COM              64121A107      142     37400 SH           SOLE                     37400
Newmont Mining Corp       COM              651639106     2513     53890 SH           SOLE                     53890
Nextel Communications     COM              65332V103     2720    110285 SH           SOLE                    110285
Nextel Partners Inc Cl A  COM              65333F107     3216    254000 SH           SOLE                    254000
Nice Systems Ltd  -Spon
  Adr                     COM              653656108     1071     45500 SH           SOLE                     45500
Nii Holdings Inc          COM              62913F201     2105     60000 SH           SOLE                     60000
Nike Inc  -Cl B           COM              654106103     2468     31700 SH           SOLE                     31700
Novastar Finl Inc Com     COM              669947400      989     15000 SH           SOLE                     15000
OMI Corp.                 COM              Y6476W104      150     13100 SH           SOLE                     13100
Occidental Petroleum Corp COM              674599105     3162     68675 SH           SOLE                     68675
Omega Healthcare Invs Inc COM              681936100      679     62450 SH           SOLE                     62450
On2 Technologies Inc      COM              68338A107       77     84500 SH           SOLE                     84500
Open Jt Stk Co-Vimpel
  Sponsore                COM              68370R109     1176     11310 SH           SOLE                     11310
Oplink Communications
  Inc.                    COM              68375Q106       69     27800 SH           SOLE                     27800
Optical Communications
  Product                 COM              68382T101       60     18200 SH           SOLE                     18200
Oxford Industries Inc     COM              691497309      277      6000 SH           SOLE                      6000
Paccar Inc                COM              693718108     2736     48815 SH           SOLE                     48815
Partner Commun Co Ltd
  -adr                    COM              70211M109      795    100000 SH           SOLE                    100000
PerkinElmer Inc           COM              714046109     3012    145600 SH           SOLE                    145600
Pervasive Software Inc    COM              715710109      229     32700 SH           SOLE                     32700
Petroleum Development
  Corp                    COM              716578109      209      7300 SH           SOLE                      7300
Pharmaceutical Res Inc    COM              717125108     1979     34800 SH           SOLE                     34800
Progressive Corp-Ohio     COM              743315103     3055     34870 SH           SOLE                     34870
Protein Design Labs Inc   COM              74369L103      953     40000 SH           SOLE                     40000
Qualcomm Inc              COM              747525103     3783     57065 SH           SOLE                     57065
Quilmes Indl Quinsa  -Adr COM              74838Y207      733     40215 SH           SOLE                     40215
Qwest Communication Intl
  Inc                     COM              749121109     3652    847300 SH           SOLE                    847300
Reinsurance Group Amer
  Com                     COM              759351109     2077     50700 SH           SOLE                     50700
Research In Motion        COM              760975102     2287     24500 SH           SOLE                     24500

Resource America Inc      COM              761195205      679     36800 SH           SOLE                     36800
Rockwell Intl Corp        COM              773903109     3789    109300 SH           SOLE                    109300
Rouse Co                  COM              779273101      788     14700 SH           SOLE                     14700
Ryland Group Inc          COM              783764103     3020     34000 SH           SOLE                     34000
Scientific Games Corp
  Cl A                    COM              80874P109     1114     59500 SH           SOLE                     59500
Ss@C Technologies Inc Com COM              85227Q100      560     22972 SH           SOLE                     22972
St Jude Medical Inc       COM              790849103     3540     49100 SH           SOLE                     49100
Stryker Corp              COM              863667101     2808     31720 SH           SOLE                     31720
Sunoco Inc                COM              86764P109     3774     60500 SH           SOLE                     60500
Supportsoft Inc           COM              868587106      132     12000 SH           SOLE                     12000
Symantec Corp             COM              871503108     4454     96200 SH           SOLE                     96200
Synopsys Inc              COM              871607107     2442     85000 SH           SOLE                     85000
TII Network Technologies  COM              872479209       58     32800 SH           SOLE                     32800
Tbc Corp                  COM              872180104      734     25000 SH           SOLE                     25000
Technology Research Corp  COM              878727304      132     10400 SH           SOLE                     10400
Teekay Shipping Corp      COM              Y8564W103     2274     33000 SH           SOLE                     33000
Terra Industries Inc      COM              880915103      618    100000 SH           SOLE                    100000
Tesoro Petroleum Corp.    COM              881609101      207     11000 SH           SOLE                     11000
Teva Pharm Inds  -Adr     COM              881624209     2208     34850 SH           SOLE                     34850
Toro Co                   COM              891092108      372      6000 SH           SOLE                      6000
Tradestation Group Inc    COM              89267P105       74     11000 SH           SOLE                     11000
Transact Technologies Inc COM              892918103      304      7800 SH           SOLE                      7800
Trident Microsystems Inc  COM              895919108      651     40800 SH           SOLE                     40800
Tsakos Energy Navigation
  Ltd                     COM              G9108L108      606     20050 SH           SOLE                     20050
Tumbleweed Communications
  Corp                    COM              899690101      701    100000 SH           SOLE                    100000
Urban Outfitters Inc      COM              917047102      960     19975 SH           SOLE                     19975
Us Cellular Corp          COM              911684108     2265     58600 SH           SOLE                     58600
Usana Health Sciences Com COM              90328M107      203      8685 SH           SOLE                      8685
ValueClick Inc.           COM              92046N102      238     22000 SH           SOLE                     22000
Verisign Inc              COM              92343E102     3489    210300 SH           SOLE                    210300
Veritas Software Co       COM              923436109     3159    117400 SH           SOLE                    117400
Watson Pharmaceuticals
  Inc                     COM              942683103     2824     66000 SH           SOLE                     66000
Wilshire State  Bank Ca   COM              97200A101      211      8800 SH           SOLE                      8800
Wiser Oil Co              COM              977284108      123     15300 SH           SOLE                     15300
Wynn Resorts Ltd          COM              983134107      700     20000 SH           SOLE                     20000
Xm Satellite Radio Hldgs
  Inc                     COM              983759101     4058    145300 SH           SOLE                    145300
Yahoo Inc                 COM              984332106     3329     68690 SH           SOLE                     68690
Zebra Technologies Cp
  -Cl A                   COM              989207105     3642     52500 SH           SOLE                     52500
Zimmer Hldgs Inc Com      COM              98956P102     2728     36970 SH           SOLE                     36970